                                                                                                January 8, 2016

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

            Re:       Dreyfus BNY Mellon Funds, Inc.

                        - Dreyfus Alternative Diversifier Strategies Fund

                        - Dreyfus Emerging Markets Debt U.S. Dollar Fund

- Dreyfus Global Emerging Markets Fund

- Dreyfus Select Managers Long/Short Equity Fund

- Dreyfus Yield Enhancement Strategy Fund

                         File No.  811-22912

Dear Sir/Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the semi-annual period ended October 31, 2015.

Please direct any questions or comments to the attention of the undersigned at (412) 236-7700.

                                                                                                Very truly yours,

                                                                                                /s/Joseph W. Kulbacki

                                                                                                Joseph W. Kulbacki

                                                                                                Senior Paralegal

JWK/

Enclosures